Acquisitions and Disposals- Summary of Profit on Disposal of Businesses (2020 Acquisition) (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about business combination [line items]
Total		£ 104
Net assets disposed:
Cash and cash equivalents	£ 478
Reclassification of exchange from other comprehensive income	36	£ (75)
Business disposals [member]
Disclosure of detailed information about business combination [line items]
Cash consideration receivable including currency forwards and purchase adjustments	649
Equity	3,124
Total	3,773
Net assets disposed:
Goodwill	143
Intangible assets	118
Property, plant and equipment	68
Inventory	6
Cash and cash equivalents	481
Other net assets	(154)
Total	662
Deal and transaction costs	40
Derivative	240
Reclassification of exchange from other comprehensive income	36
Total	316
Gain on disposals	2,795
Business disposals [member] | Hibiscus [Member]
Disclosure of detailed information about business combination [line items]
Cash consideration receivable including currency forwards and purchase adjustments	492
Equity	3,124
Total	3,616
Net assets disposed:
Goodwill	142
Intangible assets	15
Property, plant and equipment	56
Cash and cash equivalents	478
Other net assets	(155)
Total	536
Deal and transaction costs	12
Derivative	240
Reclassification of exchange from other comprehensive income	36
Total	288
Gain on disposals	2,792
Business disposals [member] | Other [Member]
Disclosure of detailed information about business combination [line items]
Cash consideration receivable including currency forwards and purchase adjustments	157
Total	157
Net assets disposed:
Goodwill	1
Intangible assets	103
Property, plant and equipment	12
Inventory	6
Cash and cash equivalents	3
Other net assets	1
Total	126
Deal and transaction costs	28
Total	28
Gain on disposals	£ 3